Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	$ (150)	$ 120	$ 341
Comprehensive income (loss) attributable to noncontrolling interests	6	(7)	(6)
Comprehensive income (loss) attributable to CNH Industrial N.V.	(156)	127	347
CNH Industrial N.V. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(156)	126	347
Comprehensive income (loss) attributable to CNH Industrial N.V.	(156)	126	347
Case New Holland Industrial Inc. [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	324	190	769
Comprehensive income (loss) attributable to CNH Industrial N.V.	324	190	769
Guarantor Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	761	398	454
Comprehensive income (loss) attributable to CNH Industrial N.V.	761	398	454
All Other Subsidiaries [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(800)	(653)	(794)
Comprehensive income (loss) attributable to noncontrolling interests	6	(7)	(6)
Comprehensive income (loss) attributable to CNH Industrial N.V.	(806)	(646)	(788)
Eliminations [Member]
Condensed Financial Statements Captions [Line Items]
Comprehensive income (loss)	(279)	59	(435)
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ (279)	$ 59	$ (435)